STATEMENT OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
CONDENSED STATEMENTS OF OPERATIONS
Formation cost	$ 3,543	$ 1,018,418			$ 1,456,685
Net Income (loss)	$ (3,543)	$ (40,521)	$ 8,318,874	$ (1,154,131)	$ 7,124,222
Weighted-average shares outstanding, basic (in shares)	7,500,000	8,625,000			8,381,868
Weighted-average shares outstanding, diluted (in shares)	7,500,000	8,625,000			8,381,868
Basic net income (loss) per share (in dollar per share)	$ 0.00	$ 0.00			$ 0.20
Diluted net income (loss) per share (in dollar per share)	$ 0.00	$ 0.00			$ 0.20
Loss from operations		$ (1,018,418)			$ (1,456,685)
Other income/(expense)
Unrealized loss on change in fair value of warrants		951,443			9,341,215
Transaction costs allocated to warrant liabilities					(820,691)
Interest income		26,454			60,383
Total other income		$ 977,897			$ 8,580,907